UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21344



            First Trust/Four Corners Senior Floating Rate Income Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end:   May 31
                                                 ------


             Date of reporting period: July 1, 2008 - June 30, 2009
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E. Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.  Proxy Voting Record


                                                               AGENDA
MEETING      MEETING                                           ITEM                            MGMT    VOTE   RECORD
DATE         TYPE      COMPANY            TICKER  SECURITY ID  NUMBER    AGENDA ITEM           REC     CAST   DATE      PROPONENT
--------     -------   -----------------  ------  -----------  ------    --------------------  ----    -----  --------  ---------
09/16/08     Annual    ING Prime Rate     PPR     44977W106    1.1       Elect  Director       For     For    05/16/08  Mgmt
                       Trust                                             Colleen D. Baldwin
09/16/08     Annual    ING Prime Rate     PPR     44977W106    1.2       Elect  Director       For     For    05/16/08  Mgmt
                       Trust                                             Patricia W. Chadwick
09/16/08     Annual    ING Prime Rate     PPR     44977W106    1.3       Elect  Director       For     For    05/16/08  Mgmt
                       Trust                                             Robert W. Crispin
09/16/08     Annual    ING Prime Rate     PPR     44977W106    1.4       Elect  Director       For     For    05/16/08  Mgmt
                       Trust                                             Peter S. Drotch
09/16/08     Annual    ING Prime Rate     PPR     44977W106    1.5       Elect  Director J.    For     For    05/16/08  Mgmt
                       Trust                                             Michael Earley
09/16/08     Annual    ING Prime Rate     PPR     44977W106    1.6       Elect  Director       For     For    05/16/08  Mgmt
                       Trust                                             Patrick W. Kenny
09/16/08     Annual    ING Prime Rate     PPR     44977W106    1.7       Elect  Director       For     For    05/16/08  Mgmt
                       Trust                                             Shaun P. Mathews
09/16/08     Annual    ING Prime Rate     PPR     44977W106    1.8       Elect  Director       For     For    05/16/08  Mgmt
                       Trust                                             Sheryl K. Pressler
09/16/08     Annual    ING Prime Rate     PPR     44977W106    2         Approve Change of     For     For    05/16/08  Mgmt
                       Trust                                             Fundamental
                                                                         Investment Policy -
                                                                         Borrowing

                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              FIRST TRUST/FOUR CORNERS SENIOR
                          FLOATING RATE INCOME FUND
                          ---------------------------------------


By (Signature and Title)* /s/ James A. Bowen
                          -----------------------------------
                          James A. Bowen, President


Date                      August 31, 2009
                          -------------------------

* Print the name and title of each signing officer under his or her signature.